Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

21.  Subsequent Events

Acquisition of relaxation salons

In 2021, the Company acquired 18 relaxation salons from our franchisee located in Japan for cash consideration of ¥171,601 thousand. The results of operations, assets and liabilities of these acquired relaxation salons are expected to be included in the consolidated financial statements from the date of each acquisition during 2021.

Exercise of Over-Allotment Option by the Underwriter

On February 1, 2021, the Company completed the sale of an additional 60,000 ADSs, each representing one common share, no par value, of the Company, at the initial public offering price of $15.00 per ADS, pursuant to the exercise by the underwriter of the over-allotment option granted to it in connection with the Company’s initial public offering. The Company received additional aggregate net proceeds of approximately ¥87,642 thousand after deducting underwriting discounts and commissions. The remaining over-allotment option expired on February 12, 2021.

Acquisition of SAWAN’s share

On April 28, 2021, the Company acquired 100% ownership of SAWAN CO. LTD. (“SAWAN”), a relaxation salon operator of “Ruam Ruam” from BOX GROUP Co., Ltd., a Japanese holding company specializing in beauty and spa products and services.  Ruam Ruam is a luxury relaxation salon brand, which is characterized with Oriental relaxation techniques to fit the needs and preferences of the Japanese consumer.  SAWAN directly operates 8 salons across the Tokyo metropolitan area. In addition, SAWAN entered into an agreement with Nine Roots Co., LTD., the sole franchisee of Ruam Ruam, to acquire its 5 franchised salons across the Tokyo metropolitan area. After the acquisition of the franchised salons and related salon consolidation, SAWAN will directly operate 10 salons under the Company’s ownership.

The acquisition was closed on May 6, 2021. The purchase price was paid by cash on hand and non-interest-bearing short-term liabilities. No shares were issued to the seller or its affiliates.

The 21st Ordinary General Meeting of Shareholders

On March 29, 2021, the Company held its 21st Ordinary General Meeting of Shareholders, whereby the proposal to amend the Articles of Incorporation to increase the total number of authorized shares was approved. The total number of authorized shares increased to 19,900,000 shares, and the total number of authorized class shares increased to 19,899,999 common shares and one (1) Class A common share.